Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Class Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Trading Symbol	AMZP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Amazon (AMZN) ETF for the period since inception of October 31, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/amzp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/amzp
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$66*	0.99%
[1]
Expenses Paid, Amount	$ 66	[1]
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the period since inception of October 31, 2023, to May 31, 2024, the Fund performed well with stable distributions as well as share price improvement. Option premiums received from covered call (short call position) contributed to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Amazon stock
- Amount of premiums received from writing out-of-the-money call options
Long exposure to Amazon stock contributed to performance as Amazon stock price rose during the period. Income generated from the covered call positions contributed to preformance.
POSITIONING
The Fund maintained the long exposure to Amazon stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.
PERFORMANCE
For the period ended May 31, 2024, the Fund’s performance was 28.68% (Market) and 29.12% (NAV).
PERFORMANCE ATTRIBUTION

Top Contributors
↑	Long exposure to Amazon stock
↑	Premiums received from writing out-of-the money call options

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/31/2023)
Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV	29.12
Kurv Yield Premium Strategy Amazon (AMZN) ETF Market	28.68
S&P 500 TR	27.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/amzp for more recent performance information. Visit https://www.kurvinvest.com/etf/amzp for more recent performance information.
Net Assets	$ 1,188,981
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 4,419
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)

Net Assets	$1,188,981
Number of Holdings	7

Net Advisory Fee	$4,419
Portfolio Turnover	0%

Holdings [Text Block]

Issuer Breakdown	(%)
United States Treasury Bill	101.7%
Money Market Funds	2.1%
Amazon.com Inc.	-5.3%

Security Type	(%)
Short-Term Investments	103.8%
Purchased Options	1.9%
Options Written	-7.2%
Cash & Other	1.5%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/amzp
Kurv Yield Premium Strategy Apple (AAPL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Class Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Trading Symbol	AAPY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Apple (AAPL) ETF for the period since inception of October 27, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/aapy. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/aapy
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Apple (AAPL) ETF	$61*	0.99%
[2]
Expenses Paid, Amount	$ 61	[2]
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the period since inception of October 27, 2023, to May 31, 2024, the Fund performed well with stable distributions as well as share price improvement. Option premiums received from covered calls (short call position) contributed to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Apple stock
- The amount of premiums received from writing out-of-the-money call options
Long exposure to Apple stock contributed to performance as Apple stock price rose during the period. Income generated from the covered call positions contributed to performance.
POSITIONING
The Fund maintained long exposure to Apple stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.
PERFORMANCE
For the period ended May 31, 2024, the Fund’s performance was 8.38% (Market) and 8.30% (NAV).
PERFORMANCE ATTRIBUTION

Top Contributors
↑	Long exposure to Apple stock
↑	Premiums received from writing out-of-the money call options

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/27/2023)
Kurv Yield Premium Strategy Apple (AAPL) ETF NAV	8.30
Kurv Yield Premium Strategy Apple (AAPL) ETF Market	8.38
S&P 500 TR	28.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/aapy for more recent performance information. Visit https://www.kurvinvest.com/etf/aapy for more recent performance information.
Net Assets	$ 762,400
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 3,243
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)

Net Assets	$762,400
Number of Holdings	6

Net Advisory Fee	$3,243
Portfolio Turnover	0%

Holdings [Text Block]

Issuer Breakdown	(%)
United States Treasury Bill	88.9%
Money Market Funds	2.9%
Apple, Inc.	8.7%

Security Type	(%)
Short-Term Investments	91.8%
Purchased Options	10.0%
Options Written	-1.3%
Cash & Other	-0.5%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/aapy
Kurv Yield Premium Strategy Google (GOOGL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Class Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Trading Symbol	GOOP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Google (GOOGL) ETF for the period since inception of October 31, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/goop. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/goop
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Google (GOOGL) ETF	$67*	0.99%
[3]
Expenses Paid, Amount	$ 67	[3]
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the period since inception of October 31, 2023, to May 31, 2024, the Fund performed well with stable distributions as well as share price improvement. Option premiums received from covered calls (short call position) contributed to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Google stock
- Amount of premium received from writing out-of–the-money call options
Long exposure to Google stock contributed to performance as Google stock price rose during the period. Income generated from the covered call positions contributed to performance.
POSITIONING
The Fund maintained long exposure to Google stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.
PERFORMANCE
For the period ended May 31, 2024, the Fund’s performance was 31.65% (Market) and 31.72% (NAV).
PERFORMANCE ATTRIBUTION

Top Contributors
↑	Long exposure to Google stock
↑	Premiums received from writing out-of-the money call options

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/31/2023)
Kurv Yield Premium Strategy Google (GOOGL) ETF NAV	31.72
Kurv Yield Premium Strategy Google (GOOGL) ETF Market	31.65
S&P 500 TR	27.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/goop for more recent performance information. Visit https://www.kurvinvest.com/etf/goop for more recent performance information.
Net Assets	$ 1,535,777
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 3,716
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)

Net Assets	$1,535,777
Number of Holdings	6

Net Advisory Fee	$3,716
Portfolio Turnover	0%

Holdings [Text Block]

Issuer Breakdown	(%)
United States Treasury Bill	87.9%
Money Market Funds	1.9%
Alphabet, Inc.	9.7%

Security Type	(%)
Short-Term Investments	89.8%
Purchased Options	11.2%
Options Written	-1.5%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/goop
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Class Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Trading Symbol	MSFY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Microsoft (MSFT) ETF for the period since inception of October 31, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/msft. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/msft
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	$63*	0.99%
[4]
Expenses Paid, Amount	$ 63	[4]
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the period since inception of October 31, 2023, to May 31, 2024, the Fund performed well with stable distributions as well as share price improvement. Option premiums received from covered calls (short call position) contributed to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Microsoft stock
- Amount of premium received from writing out-of–the-money call options
Long exposure to Microsoft stock contributed performance as Microsoft stock price rose during the period. Income generated from covered call positions contributed to performance.
POSITIONING
The Fund maintained the long exposure to Microsoft stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.
PERFORMANCE
For the period ended May 31, 2024, the Fund’s performance was 17.45% (Market) and 17.91% (NAV).
PERFORMANCE ATTRIBUTION

Top Contributors
↑	Long exposure to Microsoft stock
↑	Premiums received from writing out-of-the money call options

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/31/2023)
Kurv Yield Premium Strategy Microsoft (MSFT) ETF NAV	17.91
Kurv Yield Premium Strategy Microsoft (MSFT) ETF Market	17.45
S&P 500 TR	27.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/msft for more recent performance information. Visit https://www.kurvinvest.com/etf/msft for more recent performance information.
Net Assets	$ 1,102,140
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,953
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)

Net Assets	$1,102,140
Number of Holdings	4

Net Advisory Fee	$3,953
Portfolio Turnover	0%

Holdings [Text Block]

Issuer Breakdown	(%)
United States Treasury Bill	100.7%
Money Market Funds	2.7%
Microsoft Corp.	-4.2%

Security Type	(%)
Short-Term Investments	103.4%
Options Written	-4.2%
Cash & Other	0.8%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/msft
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Class Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Trading Symbol	NFLP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Netflix (NFLX) ETF for the period since inception of October 27, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/nflp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/nflp
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Netflix (NFLX) ETF	$70*	0.99%
[5]
Expenses Paid, Amount	$ 70	[5]
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the period since inception of October 27, 2023, to May 31, 2024, the Fund performed well with stable distributions as well as share price improvement. Option premiums received from covered calls (short call position) contributed to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Netflix stock
- Amount of premium received from writing out-of-the-money call option
Long exposure to Netflix stock contributed to performance as Netflix stock price rose during the period. Income generated from covered call positions contributed to performance.
POSITIONING
The Fund maintained long exposure to Netflix stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.
PERFORMANCE
For the period ended May 31, 2024, the Fund’s performance was 37.06% (Market) and 37.16% (NAV).
PERFORMANCE ATTRIBUTION

Top Contributors
↑	Long exposure to Netflix stock
↑	Premiums received from writing out-of-the money call options

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/27/2023)
Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV	37.16
Kurv Yield Premium Strategy Netflix (NFLX) ETF Market	37.06
S&P 500 TR	28.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/nflp for more recent performance information. Visit https://www.kurvinvest.com/etf/nflp for more recent performance information.
Net Assets	$ 939,124
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 3,645
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)

Net Assets	$939,124
Number of Holdings	6

Net Advisory Fee	$3,645
Portfolio Turnover	0%

Holdings [Text Block]

Issuer Breakdown	(%)
United States Treasury Bill	97.6%
Money Market Funds	1.9%
Netflix, Inc.	0.7%

Security Type	(%)
Short-Term Investments	99.5%
Purchased Options	6.1%
Options Written	-5.4%
Cash & Other	-0.2%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/nflp
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Class Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Trading Symbol	TSLP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Tesla (TSLA) ETF for the period since inception of October 27, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/tslp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/tslp
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Yield Premium Strategy Tesla (TSLA) ETF	$57*	0.99%
[6]
Expenses Paid, Amount	$ 57	[6]
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the period since inception of October 27, 2023, to May 31, 2024, the Fund outperformed the underlying stock. Option premiums received from covered call (short call position) contributed to soften the negative total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Tesla stock
- Amount of premium received from writing out-of–the-money call option
Long exposure to Tesla stock detracted from performance as Tesla stock price fell during the period.
POSITIONING
The Fund maintained long exposure to Tesla stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.
PERFORMANCE
For the period ended May 31, 2024, the Fund’s performance was -7.54% (Market) and -7.62% (NAV).
PERFORMANCE ATTRIBUTION

Top Contributors
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Long exposure to Tesla stock

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/27/2023)
Kurv Yield Premium Strategy Tesla (TSLA) ETF NAV	-7.62
Kurv Yield Premium Strategy Tesla (TSLA) ETF Market	-7.54
S&P 500 TR	28.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/tslp for more recent performance information. Visit https://www.kurvinvest.com/etf/tslp for more recent performance information.
Net Assets	$ 2,971,161
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 7,660
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)

Net Assets	$2,971,161
Number of Holdings	7

Net Advisory Fee	$7,660
Portfolio Turnover	0%

Holdings [Text Block]

Issuer Breakdown	(%)
United States Treasury Bill	103.8%
Money Market Funds	2.0%
Tesla, Inc.	-8.1%

Security Type	(%)
Short-Term Investments	105.8%
Purchased Options	4.7%
Options Written	-12.8%
Cash & Other	2.3%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/tslp

[1]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[3]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[5]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[6]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.